COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
COMMITMENTS AND CONTINGENCIES

Concentration of Credit Risk
Concentrations of credit risks arise when a number of operators, tenants or obligors related to the Company’s investments are engaged in similar business activities, or activities in the same geographic region, or have similar economic features that would cause their ability to meet contractual obligations, including those to the Company, to be similarly affected by changes in economic conditions. The Company regularly monitors its portfolio to assess potential concentrations of risks.
Sun
As of June 30, 2012, 86 of the Company’s 103 real estate properties were leased to subsidiaries of Sun. During the three and six months ended June 30, 2012, 72% and 74%, respectively, of the Company’s total revenues were derived from these leases. Sun is a publicly traded company and is subject to the informational filing requirements of the Securities Exchange Act of 1934, as amended, and is required to file periodic reports on Form 10-K and Form 10-Q with the SEC. As of June 30, 2012, Sun's continuing operations, through its subsidiaries, operated 190 inpatient centers spread across 23 states. Sun’s net revenues were $457.1 million and $915.6 million, respectively, for the three and six months ended June 30, 2012 and $470.6 million and $936.9 million, respectively, for the three and six months ended June 30, 2011. Sun’s adjusted earnings before interest, depreciation, amortization, transaction costs, restructuring costs and rent were $56.2 million and $108.4 million, respectively, for the three and six months ended June 30, 2012 and $67.7 million and $132.3 million, respectively, for the three and six months ended June 30, 2011. As of June 30, 2012, Sun’s outstanding debt, net of cash, totaled $45.6 million. As of June 30, 2012, Sun had approximately $103.6 million in liquidity, consisting of unrestricted cash and cash equivalents of $43.6 million and available borrowings of $60.0 million under Sun's revolving credit facility.
On June 20, 2012, Sun announced that it had signed a definitive agreement to be acquired by Genesis HealthCare LLC (“Genesis”). According to Sun's announcement, Genesis will acquire Sun for $8.50 of cash per share of common stock, resulting in a transaction value of approximately $275 million net of cash and debt acquired. Sun's Board of Directors unanimously approved the transaction. According to Sun's announcement, the closing of the transaction is subject to customary conditions, including approval by Sun stockholders, expiration of the waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as well as regulatory approvals, and the closing is expected to occur in the fall of 2012. Sun has reported that, on a combined basis, the two companies generated roughly $4 billion in revenue in 2011 and have more than 420 facilities and 75,000 employees.
Cadia Portfolio
On August 1, 2011, the Company closed the purchase of four skilled nursing facilities (the “Cadia Portfolio”). The four skilled nursing facilities are located in Delaware, range in age from 3 to 16 years and have a combined total of 500 beds. In connection with the acquisition, the Company, through an indirect wholly owned subsidiary, entered into a new 15-year triple-net master lease agreement with the sellers (collectively, the “Cadia Tenants”). None of the Cadia Tenants are affiliated with the Company or any of its subsidiaries. As of June 30, 2012, the Company's investment in the Cadia Portfolio totaled 12% of the Company's assets, and during the three and six months ended June 30, 2012, 11% of the Company's total revenues were derived from the Cadia Portfolio lease. The Company believes that the financial condition and results of operations of the Cadia Tenants are more relevant to the Company’s investors than the financial statements of the Cadia Portfolio and enable investors to evaluate the credit-worthiness of the Cadia Tenants in their capacity as the tenants under the Cadia Portfolio lease. As a result, the Company has presented below unaudited summary financial information of the combined Cadia Tenants as of and for the three and six months ended June 30, 2012. The summary financial information presented below has been provided by the Cadia Tenants and has not been independently verified by the Company. The Company has no reason to believe that such information is inaccurate in any material respect.

	Three Months Ended	Six Months Ended
	June 30, 2012
	(unaudited) (in thousands)
Statements of Operations
Revenues	$14,841	$29,800
Operating expenses	14,104	28,491
Net income	718	1,272

	As of June 30, 2012 (unaudited) (in thousands)
Balance Sheets
Cash and cash equivalents	$5,633
Total current assets	10,027
Total current liabilities	7,243
Total debt	—

Other than the Company’s tenant concentrations, management believes the Company's current portfolio is reasonably diversified across healthcare related real estate and geographical location and does not contain any other significant concentration of credit risks. The Company’s portfolio of 103 real estate properties is diversified by location across 25 states. The properties in any one state did not account for more than 14% of the Company’s total revenue during the three and six months ended June 30, 2012. The properties in any one state did not account for more than 18% of the Company’s total revenue during the three and six months ended June 30, 2011.
Environmental
As an owner of real estate, the Company is subject to various environmental laws of federal, state and local governments. The Company is not aware of any environmental liability that could have a material adverse effect on its financial condition or results of operations. However, changes in applicable environmental laws and regulations, the uses and conditions of properties in the vicinity of the Company’s properties, the activities of its tenants and other environmental conditions of which the Company is unaware with respect to the properties could result in future environmental liabilities. Compliance with existing environmental laws is not expected to have a material adverse effect on the Company’s financial condition and results of operations as of June 30, 2012.
Separation and REIT Conversion Merger
On May 24, 2010, Old Sun announced its intention to restructure its business by separating its real estate assets and its operating assets into two separate publicly traded companies, Sabra and SHG Services Inc. (which has been renamed “Sun Healthcare Group, Inc.” or “Sun”). In order to effect the restructuring, Old Sun distributed to its stockholders on a pro rata basis all of the outstanding shares of common stock of Sun (this distribution is referred to as the “Separation”), together with an additional cash distribution. Immediately following the Separation, Old Sun merged with and into Sabra, with Sabra surviving the merger and Old Sun stockholders receiving shares of Sabra common stock in exchange for their shares of Old Sun common stock (this merger is referred to as the “REIT Conversion Merger”). Effective November 15, 2010, the Separation and REIT Conversion Merger were completed and Sabra and Sun began operations as separate companies.
Following the Separation, Sun, through its subsidiaries, continued the business and operations of Old Sun and its subsidiaries. Sabra did not operate prior to the Separation. Immediately following the Separation, subsidiaries of Sabra owned substantially all of Old Sun’s owned real property. The owned real property held by subsidiaries of Sabra following the Separation includes fixtures and certain personal property associated with the real property. The historical consolidated financial statements of Old Sun became the historical consolidated financial statements of Sun at the time of the Separation. At the time of the Separation, the balance sheet of Sabra included the owned real property and mortgage indebtedness to third parties on the real property as well as indebtedness incurred by Sabra prior to completion of the Separation. The statements of income and cash flows of Sabra consist solely of its operations after the Separation. The Separation was accounted for as a reverse spinoff. Accordingly, Sabra’s assets and liabilities are recorded at the historical carrying values of Old Sun.
Indemnification Agreement
In connection with the Separation and REIT Conversion Merger, any liability arising from or relating to legal proceedings involving the Company’s real estate investments has been assumed by the Company and the Company will indemnify Sun (and its subsidiaries, directors, officers, employees and agents and certain other related parties) against any losses arising from or relating to such legal proceedings. In addition, pursuant to a distribution agreement entered into among Old Sun, the Company and Sun in connection with the Separation and REIT Conversion Merger, Sun has agreed to indemnify the Company (and the Company's subsidiaries, directors, officers, employees and agents and certain other related parties) for any liability arising from or relating to legal proceedings involving Old Sun’s healthcare business prior to the Separation, and, pursuant to the lease agreements between the Company and subsidiaries of Sun, the tenants agree to indemnify the Company for any liability arising from operations at the real property leased from the Company.
Immediately prior to the Separation, Old Sun was a party to various legal actions and administrative proceedings, including various claims arising in the ordinary course of its healthcare business, which are subject to the indemnities to be provided by Sun to the Company. While these actions and proceedings are not believed to be material, individually or in the aggregate, the ultimate outcome of these matters cannot be predicted. The resolution of any such legal proceedings, either individually or in the aggregate, could have a material adverse effect on Sun’s business, financial position or results of operations, which, in turn, could have a material adverse effect on the Company's business, financial position or results of operations if Sun or its subsidiaries are unable to meet their indemnification obligations.
Legal Matters
From time to time, the Company is party to legal proceedings that arise in the ordinary course of its business. Management is not aware of any legal proceedings where the likelihood of a loss contingency is reasonably possible and the amount or range of reasonably possible losses is material to the Company's results of operations, financial condition or cash flows.

COMMITMENTS AND CONTINGENCIES

Concentration of Credit Risk
Concentrations of credit risks arise when a number of operators, tenants or obligors related to the Company’s investments are engaged in similar business activities, or activities in the same geographic region, or have similar economic features that would cause their ability to meet contractual obligations, including those to the Company, to be similarly affected by changes in economic conditions. The Company regularly monitors its portfolio to assess potential concentrations of risks.
Sun
As of December 31, 2011, 86 of the Company’s 97 real estate properties were leased to subsidiaries of Sun. During the year ended December 31, 2011, 84% of the Company’s total revenues were derived from these leases. As of December 31, 2010, all of the Company's real estate properties were leased to Sun, and all of the Company's rental revenues were derived from these leases. Sun is a publicly traded company and is subject to the informational filing requirements of the Securities Exchange Act of 1934, as amended, and is required to file periodic reports on Form 10-K and Form 10-Q with the SEC. As of December 31, 2011, Sun, through its subsidiaries, operated 199 inpatient centers spread across 25 states. Sun’s net revenues and adjusted normalized earnings before interest, depreciation, amortization and rent were $1.9 billion and $243.4 million, respectively, for the year ended December 31, 2011 and $1.9 billion and $249.8 million, respectively, for the year ended December 31, 2010. As of December 31, 2011 and 2010, Sun’s outstanding debt, net of cash, totaled $31.9 million and $74.8 million, respectively. As of December 31, 2011 and 2010, Sun had approximately $117.9 million and $141.2 million, respectively, in liquidity, consisting of unrestricted cash and cash equivalents of $57.9 million and $81.2 million, respectively, and available borrowings under Sun's revolving credit facility of $60.0 million as of both dates.
Cadia Portfolio
On August 1, 2011, the Company closed the purchase of four skilled nursing facilities—Broadmeadow Healthcare, Capitol Healthcare, Pike Creek Healthcare and Renaissance Healthcare (the “Cadia Portfolio”). The four skilled nursing facilities are located in Delaware, range in age from 2 to 15 years and have a combined total of 500 beds. In connection with the acquisition, the Company, through an indirect wholly owned subsidiary, entered into a new 15-year triple-net master lease agreement with the sellers (collectively, the “Cadia Tenants”). None of the Cadia Tenants are affiliated with the Company or any of its subsidiaries. As of December 31, 2011, the Company's investment in the Cadia Portfolio totaled 13% of the Company's assets, and during the year ended December 31, 2011, 5% of the Company's total revenues were derived from the Cadia Portfolio lease. The Company expects to derive 11% of its annualized total revenues as of December 31, 2011 from the Cadia Portfolio lease.  The Company believes that the financial condition and results of operations of the Cadia Tenants are more relevant to the Company’s investors than the financial statements of the Cadia Portfolio and enable investors to evaluate the credit-worthiness of the Cadia Tenants in their capacity as the tenants under the Cadia Portfolio lease. As a result, the Company has presented below unaudited summary financial information of the Cadia Tenants as of and for the years ended December 31, 2011 and 2010. The summary financial information presented below has been provided by the Cadia Tenants and has not been independently verified by the Company. The Company has no reason to believe that such information is inaccurate in any material respect.

	Year Ended December 31, 2010 (unaudited) (in thousands)
	Broadmeadow Investment LLC	Capitol Nursing & Rehabilitation Center, L.L.C	Pike Creek Healthcare Services LLC	Peninsula Healthcare Services, LLC	Combined Tenants
Statements of Operations:
Revenues	$13,146	$12,760	$18,356	$14,415	$58,677
Operating expenses	10,801	11,335	16,018	11,906	50,060
Net income	1,570	977	786	1,351	4,684

	Year Ended December 31, 2011 (unaudited) (in thousands)
	Broadmeadow Investment LLC	Capitol Nursing & Rehabilitation Center, L.L.C	Pike Creek Healthcare Services LLC	Peninsula Healthcare Services, LLC	Combined Tenants
Statements of Operations:
Revenues	$13,921	$13,028	$19,654	$14,708	$61,311
Operating expenses	12,117	11,777	16,813	12,822	53,529
Net income	1,237	938	2,549	1,129	5,853

	As of December 30, 2010 (unaudited) (in thousands)
	Broadmeadow Investment LLC	Capitol Nursing & Rehabilitation Center, L.L.C	Pike Creek Healthcare Services LLC	Peninsula Healthcare Services, LLC	Combined Tenants
Balance Sheets:
Cash and cash equivalents	$1,577	$1,529	$1,653	$1,321	$6,080
Total current assets	2,731	2,240	3,466	2,786	11,223
Total current liabilities	1,122	893	2,166	1,724	5,905
Total debt	9,999	6,064	13,887	13,010	42,960

	As of December 31, 2011 (unaudited) (in thousands)
	Broadmeadow Investment LLC	Capitol Nursing & Rehabilitation Center, L.L.C	Pike Creek Healthcare Services LLC	Peninsula Healthcare Services, LLC	Combined Tenants
Balance Sheets:
Cash and cash equivalents	$1,486	$3,862	$1,653	$1,502	$8,503
Total current assets	2,221	4,184	3,272	2,686	12,363
Total current liabilities	588	1,968	833	1,611	5,000
Total debt	—	—	—	—	—

Texas Regional Medical Center
On May 3, 2011, the Company closed the purchase of Texas Regional Medical Center at Sunnyvale, a 70-bed acute care hospital located in Sunnyvale, Texas (“Texas Regional Medical Center”). Texas Regional Medical Center is leased pursuant to a long-term, triple-net lease to Texas Regional Medical Center, Ltd. (the “TRMC Tenant”), a partnership that includes approximately 75 physicians who practice at the hospital. Neither Texas Regional Medical Center nor the TRMC Tenant is affiliated with the Company or any of its subsidiaries. As of December 31, 2011, the Company's investment in Texas Regional Medical Center totaled 8% of the Company's assets, and during the year ended December 31, 2011, 5% of the Company's total revenues were derived from the Texas Regional Medical Center lease. The Company expects to derive 7% of its annualized total revenues as of December 31, 2011 from the Texas Regional Medical Center lease. The Company believes that the financial condition and results of operations of the TRMC Tenant are more relevant to the Company’s investors than the financial statements of Texas Regional Medical Center and enable investors to evaluate the credit-worthiness of the TRMC Tenant. As a result, the Company has presented below unaudited summary financial information of the TRMC Tenant as of and for the years ended December 31, 2011 and 2010. The summary financial information presented below has been provided by the TRMC Tenant and has not been independently verified by the Company. The Company has no reason to believe that such information is inaccurate in any material respect.

	Year Ended December 31, 2011	Year Ended December 31, 2010
	(in thousands)
Statements of Operations:
Revenues	$74,202	$72,101
Operating expenses	58,999	58,851
Net income	1,402	377

	As of	As of
	December 31, 2011	December 31, 2010
	(in thousands)
Balance Sheets:
Cash and cash equivalents	$642	$833
Total current assets	19,083	15,604
Total current liabilities	18,080	18,348
Total debt (includes capital lease obligations of $52,393 and $54,166 as of December 31, 2011 and 2010, respectively)	69,541	70,669

Other than the Company’s significant tenant concentrations, management believes the Company's current portfolio is reasonably diversified across healthcare related real estate and geographical location and does not contain any other significant concentration of credit risks. The Company’s portfolio of 97 real estate properties is diversified by location across 23 states. The properties in any one state did not account for more than 16% and 19%, respectively, of the Company’s total revenue during the year ended December 31, 2011 and from the Separation Date through December 31, 2010.
Environmental
As an owner of real estate, the Company is subject to various environmental laws of federal, state and local governments. The Company is not aware of any environmental liability that could have a material adverse effect on its financial condition or results of operations. However, changes in applicable environmental laws and regulations, the uses and conditions of properties in the vicinity of the Company’s properties, the activities of its tenants and other environmental conditions of which the Company is unaware with respect to the properties could result in future environmental liabilities. Compliance with existing environmental laws is not expected to have a material adverse effect on the Company’s financial condition and results of operations as of December 31, 2011.
Indemnification Agreement
In connection with the Separation and REIT Conversion Merger, any liability arising from or relating to legal proceedings involving the Company’s real estate investments has been assumed by the Company and the Company will indemnify Sun (and its subsidiaries, directors, officers, employees and agents and certain other related parties) against any losses arising from or relating to such legal proceedings. In addition, pursuant to a distribution agreement entered into among Old Sun, the Company and Sun in connection with the Separation and REIT Conversion Merger, Sun has agreed to indemnify the Company (and the Company's subsidiaries, directors, officers, employees and agents and certain other related parties) for any liability arising from or relating to legal proceedings involving Old Sun’s healthcare business prior to the Separation, and, pursuant to the lease agreements between the Company and subsidiaries of Sun, the tenants agree to indemnify the Company for any liability arising from operations at the real property leased from the Company.
Immediately prior to the Separation, Old Sun was a party to various legal actions and administrative proceedings, including various claims arising in the ordinary course of its healthcare business, which are subject to the indemnities to be provided by Sun to the Company. While these actions and proceedings are not believed to be material, individually or in the aggregate, the ultimate outcome of these matters cannot be predicted. The resolution of any such legal proceedings, either individually or in the aggregate, could have a material adverse effect on Sun’s business, financial position or results of operations, which, in turn, could have a material adverse effect on the Company's business, financial position or results of operations if Sun or its subsidiaries are unable to meet their indemnification obligations.
Legal Matters
From time to time, the Company is party to legal proceedings that arise in the ordinary course of its business. Management is not aware of any legal proceedings where the likelihood of a loss contingency is reasonably possible and the amount or range of reasonably possible losses is material to the Company's results of operations, financial condition or cash flows.